Contract Assets and Service Fees Receivable, Net and Guarantee Receivables, Net - Schedule of Activities in the Provision for Credit Losses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Activities in the provision for credit losses
Beginning balances	¥ (148,322)	¥ (54,058)
Provisions	(441,805)	(153,176)
Charge-offs	529,380	68,072
Recoveries from prior charge-offs	(33,162)	(9,160)
Ending balances	(160,342)	¥ (148,322)
ASC 326 | Cumulative Effect Period Of Adoption Adjustment
Activities in the provision for credit losses
Ending balances	¥ (66,433)